Note 3 - Basis of Presentation and Summary of Significant Accounting Policies - Antidilutive Shares Excluded from Computation of EPS (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	12,771,516	396,277	12,034,389	419,502
Equity Option [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)			2,106,889	217,002
Warrant [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	180,000	142,500	180,000	202,500
Series D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	3,082,500		3,082,500
Series E Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)			500,000
Series F Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	4,215,000		6,165,000